Goodwill and Intangible Assets, Net - Schedule of Estimated Aggregate Amortization Expense (Detail) (CNY)	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2015	9,157,707
2016	8,506,716
2017	3,298,735
2018	2,337,222
2019	1,617,313
Net carrying amount, Total	24,917,693